Credit Commitments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 81,559,098	$ 53,253,302	$ 44,741,574
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	8,226,104	7,900,689	3,882,806
Commercial [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	46,966,082	34,484,923	21,153,839
Construction Real Estate [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	21,397,858	11,512,287	14,573,064
Consumer Loan [Member] | Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 13,195,158	$ 7,256,092	$ 9,014,671